Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Asset
Schedule of intangible asset

Total
RMB
Balance as of January 1, 2018	—
Addition	2,852,370
Amortization	(491,069)
Foreign currency translation difference	218,037

Balance as of December 31, 2018	2,579,338

Schedule of estimated annual amortization expense

	Amortization
	RMB	US$
2019	618,458	89,951
2020	618,458	89,951
2021	618,458	89,951
2022	618,458	89,951
2023	110,125	16,017